Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Basic Earnings Per Common Share
Net income	$ 2,275	$ 1,303	$ 1,232	$ 5,595	$ 3,513
Dividends on preferred shares and distributions payable on other equity instruments	(61)		(73)	(185)	(195)
Net income available to common shareholders	$ 2,214		$ 1,159	$ 5,410	$ 3,318
Weighted-average number of common shares outstanding	647,178		641,300	646,808	640,129
Basic earnings per common share	$ 3.42	$ 1.91	$ 1.81	$ 8.36	$ 5.18
Effect of dilutive instruments
Stock options potentially exercisable	6,213		2,400	6,585	3,473
Common shares potentially repurchased	(4,394)		(2,046)	(5,229)	(2,721)
Weighted-average number of diluted common shares outstanding	648,997		641,654	648,164	640,881
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 2,214		$ 1,159	$ 5,410	$ 3,318
Weighted-average number of common shares outstanding	647,178		641,300	646,808	640,129
Diluted earnings per common share	$ 3.41	$ 1.91	$ 1.81	$ 8.35	$ 5.18